Selling, general and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2025
Selling, general and administrative expense [abstract]
Schedule of selling, general and administrative expenses

	Six Months Ended
	June 30,
(in thousands of $)	2025	2024 1)
Personnel expenses	225,419	194,026
Marketing services	178,240	150,341
Professional fees	105,550	90,576
BIS expenses	21,259	11,647
Supervisory board	8,558	4,267
Facilities and occupancy expenses	8,479	6,613
Depreciation and amortization	3,548	1,424
Other expenses	50,097	32,800
Total selling, general and administrative expenses	601,150	491,694

1)Comparative figures have been presented to be consistent with the one adopted in the Company’s latest Annual Report.